Average Annual Total Returns - FS Real Asset Fund	Apr. 30, 2021
Class A
Average Annual Return:
1 Year	1.46%
Since Inception	5.60%
Class I
Average Annual Return:
1 Year	8.07%
Since Inception	9.10%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	6.73%
Since Inception	7.01%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.81%
Since Inception	6.28%